Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended	83 Months Ended
	Dec. 11, 2018	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000205718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)
Accumulated Value	$ 5,000,000	$ 5,629,921		$ 6,096,133	$ 7,133,713	$ 4,816,924	$ 5,360,947	$ 6,549,318	$ 8,467,799
C000205719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)
Accumulated Value	1,000,000	1,124,644		1,216,326	1,422,482	959,679	1,066,499	1,301,894	1,681,133
MSCI Emerging Markets C000205718 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000	5,536,622		5,993,482	7,009,996	4,835,048	5,357,202	6,713,396	8,587,402
MSCI Emerging Markets Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (net total return)
Accumulated Value	$ 1,000,000	$ 1,107,324		$ 1,198,696	$ 1,401,999	$ 967,010	$ 1,071,440	$ 1,342,679	$ 1,717,480